UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.5%
AUSTRALIA 5.5%
REAL ESTATE
DIVERSIFIED 1.0%
BGP Holdings PLC (EUR)(a),(b)	7,741,744	$0
Dexus Property Group	793,600	4,830,174
		4,830,174
RETAIL 4.5%
Scentre Group	2,716,647	9,246,061
Vicinity Centres	4,710,159	11,517,729
		20,763,790
TOTAL AUSTRALIA		25,593,964

AUSTRIA 0.5%
REAL ESTATE—DIVERSIFIED
BUWOG AG	113,232	2,432,625

CANADA 1.3%
REAL ESTATE—OFFICE
Allied Properties REIT	223,669	6,022,487

FRANCE 5.2%
REAL ESTATE
DIVERSIFIED 1.1%
Fonciere des Regions	51,113	4,830,310

RETAIL 4.1%
Klepierre	395,224	18,933,436
TOTAL FRANCE		23,763,746

GERMANY 3.1%
REAL ESTATE
DIVERSIFIED 0.5%
ADO Properties SA, 144A(c),(d)	62,963	2,159,398

OFFICE 0.8%
Alstria Office REIT AG	248,402	3,584,086

RESIDENTIAL 1.8%
Deutsche Wohnen AG	274,128	8,525,052
TOTAL GERMANY		14,268,536

	Number of Shares	Value
HONG KONG 8.6%
REAL ESTATE
DIVERSIFIED 5.8%
Cheung Kong Property Holdings Ltd.	822,500	$5,290,821
Henderson Land Development Co., Ltd.	427,000	2,617,369
Sun Hung Kai Properties Ltd.	998,245	12,192,787
Wharf Holdings Ltd.\The	1,212,000	6,624,530
		26,725,507
OFFICE 1.3%
Hongkong Land Holdings Ltd. (USD)	1,002,871	6,007,197

RETAIL 1.5%
Link REIT	1,198,500	7,099,213
TOTAL HONG KONG		39,831,917

ITALY 0.5%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)	3,131,370	2,349,921

JAPAN 12.2%
REAL ESTATE
DIVERSIFIED 7.5%
Activia Properties	788	4,088,960
Invincible Investment Corp.	4,048	3,035,685
Mitsubishi Estate Co., Ltd.	265,000	4,922,320
Mitsui Fudosan Co., Ltd.	465,833	11,622,543
Nomura Real Estate Master Fund	4,182	6,242,623
Tokyo Tatemono Co., Ltd.	397,600	4,952,998
		34,865,129
INDUSTRIALS 1.1%
Nippon Prologis REIT	2,183	4,886,025

OFFICE 2.1%
Hulic REIT	3,794	6,169,106
Japan Prime Realty Investment Corp.	871	3,548,390
		9,717,496
RETAIL 1.5%
AEON Mall Co., Ltd.	190,900	2,827,583
Japan Retail Fund Investment Corp.	1,652	3,966,150
		6,793,733
TOTAL JAPAN		56,262,383

	Number of Shares	Value
NETHERLANDS 2.5%
REAL ESTATE
DIVERSIFIED 0.6%
Nieuwe Steen Investments NV	553,350	$2,628,188

RETAIL 1.9%
Wereldhave NV	161,400	9,026,743
TOTAL NETHERLANDS		11,654,931

SINGAPORE 2.2%
REAL ESTATE
INDUSTRIALS 1.3%
Global Logistic Properties Ltd.	3,990,413	5,699,110

RETAIL 0.9%
CapitaLand Mall Trust	2,761,600	4,282,185
TOTAL SINGAPORE		9,981,295

SPAIN 1.2%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(d)	188,533	2,681,646
Merlin Properties Socimi SA	226,581	2,634,986
TOTAL SPAIN		5,316,632

UNITED KINGDOM 5.7%
REAL ESTATE
DIVERSIFIED 0.4%
LondonMetric Property PLC	840,688	1,914,996

INDUSTRIALS 0.6%
Segro PLC	497,777	2,933,365

RESIDENTIAL 0.5%
UNITE Group PLC/The	236,429	2,161,369

RETAIL 2.8%
Hammerson PLC	1,526,449	12,682,809

SELF STORAGE 1.4%
Big Yellow Group PLC	588,796	6,549,620
TOTAL UNITED KINGDOM		26,242,159

UNITED STATES 49.0%
REAL ESTATE
DIVERSIFIED 2.4%
Vornado Realty Trust	118,156	11,157,471

	Number of Shares	Value
HEALTH CARE 6.1%
HCP	318,704	$10,383,376
Healthcare Trust of America, Class A	131,310	3,863,140
Omega Healthcare Investors	308,935	10,905,406
Welltower	44,297	3,071,554
		28,223,476
HOTEL 1.8%
Host Hotels & Resorts	380,111	6,347,854
Pebblebrook Hotel Trust	77,235	2,245,221
		8,593,075
NET LEASE 3.0%
Four Corners Property Trust	145,750	2,616,212
Gaming and Leisure Properties	57,814	1,787,609
Spirit Realty Capital	456,869	5,139,776
STORE Capital Corp.	170,069	4,401,386
		13,944,983
OFFICE 4.5%
Alexandria Real Estate Equities	17,475	1,588,303
Cousins Properties	217,649	2,259,197
Douglas Emmett	116,811	3,517,179
Empire State Realty Trust, Class A	207,193	3,632,093
Kilroy Realty Corp.	156,274	9,668,672
		20,665,444
RESIDENTIAL 13.2%
APARTMENT 10.5%
Apartment Investment & Management Co.	279,915	11,706,045
Colony Starwood Homes	50,223	1,243,019
Education Realty Trust	119,479	4,970,326
Essex Property Trust	53,318	12,468,948
Mid-America Apartment Communities	61,221	6,257,398
UDR	309,948	11,942,297
		48,588,033
MANUFACTURED HOME 2.7%
Equity Lifestyle Properties	40,541	2,948,547

		Number of Shares	Value
Sun Communities		129,778	$9,293,403
			12,241,950
TOTAL RESIDENTIAL			60,829,983

SELF STORAGE 3.4%
Extra Space Storage		72,868	6,810,243
Public Storage		31,692	8,741,605
			15,551,848
SHOPPING CENTERS 11.1%
COMMUNITY CENTER 5.3%
Brixmor Property Group		276,722	7,089,617
DDR Corp.		557,130	9,911,343
Ramco-Gershenson Properties Trust		193,278	3,484,802
Tanger Factory Outlet Centers		109,494	3,984,487
			24,470,249
REGIONAL MALL 5.8%
General Growth Properties		3,259	96,890
Macerich Co. (The)		967	76,625
Simon Property Group		127,289	26,436,653
			26,610,168
TOTAL SHOPPING CENTERS			51,080,417

SPECIALTY 3.5%
CyrusOne		87,410	3,990,267
Digital Realty Trust		67,739	5,994,224
DuPont Fabros Technology		56,165	2,276,367
QTS Realty Trust, Class A		82,963	3,930,787
			16,191,645
TOTAL UNITED STATES			226,238,342
TOTAL COMMON STOCK (Identified cost—$397,619,505)			449,958,938

SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(e)		3,900,000	3,900,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,900,000)			3,900,000
TOTAL INVESTMENTS (Identified cost—$401,519,505)	98.3%		453,858,938
OTHER ASSETS IN EXCESS OF LIABILITIES	1.7		7,636,989
NET ASSETS (Equivalent to $26.16 per share based on 17,639,266 shares of common stock outstanding)	100.0%		$461,495,927

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)              Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)              Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)               Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.5% of the net assets of the Fund, of which 0.0% are illiquid.

(d)              Non-income producing security.

(e)               Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	21.5
Retail	17.2
Residential	15.5
Shopping Centers	11.1
Office	10.0
Health Care	6.1
Self Storage	4.8
Specialty	3.5
Net Lease	3.0
Industrials	3.0
Other	2.5
Hotel	1.8
100.0

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2016, there were $173,437,321 of securities transferred from Level 2 to Level 1, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$25,593,964	$25,593,964	$—	$—	(a)
Other Countries	424,364,974	424,364,974	—	—
Short-Term Investments	3,900,000	—	3,900,000	—
Total Investments(b)	$453,858,938	$449,958,938	$3,900,000	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$401,519,505
Gross unrealized appreciation	$58,387,558
Gross unrealized depreciation	(6,048,125)
Net unrealized appreciation	$52,339,433

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2016